Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
Outstanding warrants	4,455,301	4,455,301
Outstanding options	4,387,683	5,171,394